UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

(Address of principal executive offices)(Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2005

	Number of Shares	Market Value
COMMON STOCKS

CAPITAL GOODS (19.4%)
Corning, Inc. *	4,000	77,320
DR Horton Inc.	1,750	63,385
Emerson Electric Company	800	57,440
General Electric Company	3,400	114,478
International Paper Company	1,600	47,680
Textron, Inc.	1,500	107,580
Tyco International, Ltd.	4,100	114,185

		582,068

CONSUMER GOODS (12.1%)
Lowe’s Companies, Inc.	2,300	148,120
Masco Corporation	3,000	92,040
PepsiCo, Inc.	1,300	73,723
Staples, Inc. *	2,250	47,970

		361,853

CONSUMER SERVICES (9.2%)
Comcast Corporation Class A *	3,600	103,608
Time Warner, Inc. *	4,000	72,440
Viacom, Inc. Class B *	900	29,709
Wal-Mart Stores, Inc.	1,600	70,112

		275,869

ENERGY (12.4%)
Grant Prideco, Inc. *	3,000	121,950
Schlumberger, Ltd.	1,000	84,380
Weatherford International, Inc. *	2,400	164,784

		371,114

Item 1. SCHEDULE OF INVESTMENTS—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2005

	Number of Shares	Market Value
COMMON STOCKS—Continued

FINANCIAL (17.5%)

Affiliated Managers Group, Inc. *	1,600	$115,872
American Express Company	2,700	155,088
American International Group, Inc.	500	30,980
Bank of America Corporation	2,000	84,200
Citigroup, Inc.	1,500	68,280
J.P. Morgan Chase and Company	2,050	69,557

		523,977

HEALTH CARE (3.8%)

Eli Lilly and Company	500	26,760
Johnson & Johnson	764	48,346
Medtronic, Inc.	700	37,534

		112,640

TECHNOLOGY—HARDWARE (6.3%)

Cisco Systems, Inc. *	5,500	98,615
Intel Corporation	3,400	83,810
Freescale Semiconductor, Inc.	276	6,508

		188,933

TECHNOLOGY—SOFTWARE & SERVICES (12.8%)

First Data Corporation	2,000	80,000
Microsoft Corporation	4,200	108,066
Oracle Corporation *	4,800	59,472
Yahoo!, Inc. *	4,000	135,360

		382,898

Item 1. SCHEDULE OF INVESTMENTS—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2005

	Number of Shares	Market Value
COMMON STOCKS—Continued

TELECOMMUNICATIONS (5.3%)

Motorola, Inc.	2,500	$55,225
Sanmina-SCI Corporation *	7,496	25,740
Vodafone Group, PLC Sponsored ADR	3,000	77,910

		158,875

TOTAL COMMON STOCK (98.8%)		2,958,227

TOTAL INVESTMENTS (98.8%)		2,958,227

CASH AND RECEIVABLES LESS LIABILITIES (1.2%)		37,212

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$2,995,439

* Non-income producing security

ADR – American Depository Receipt

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: October 21, 2005.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: October 21, 2005.